BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Finished products	$ 233,092	$ 208,671
Raw materials and work in progress	70,035	105,771
Crop growing costs	29,016	26,923
Agricultural and other operating supplies	46,449	52,785
Inventories, net of allowances	$ 378,592	$ 394,150